CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS

Condensed balance sheets

	As of June 30,
	2026	2025
Assets
Current assets:
Cash	$108,577	$25,428
Advances to suppliers	-	135,000
Amounts due from subsidiaries	2,247,207	-
Prepayments and other current assets, net	2,684,993	756,585
Total current assets	5,040,777	917,013

Non-current asset:
Investment in subsidiaries	11,492,076	12,405,300
Total non-current asset	11,492,076	12,405,300
Total assets	$16,532,853	$13,322,313

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$50,448	$292,528
Amounts due to related parties, current	153,889	130,039
Total current liabilities	204,337	422,567

Non-current liability:
Amounts due to a related party, non-current	269,537	-
Total non-current liability	269,537	-
Total liabilities	$473,874	$422,567

Shareholders’ equity
Class A ordinary shares (par value of $0.001 per share; 75,000,000 shares authorized; 10,010,349 and 4,010,349 shares issued and outstanding as of June 30, 2026 and 2025, respectively)	$10,010	$4,010
Class B ordinary shares (par value of $0.001 per share; 25,000,000 shares authorized; 9,200,000 shares issued and outstanding as of June 30, 2026 and 2025)	9,200	9,200
Additional paid in capital	14,438,304	12,157,104
Retained earnings	1,422,836	997,295
Accumulated other comprehensive income (loss)	178,629	(267,863)
Total shareholders’ equity	$16,058,979	$12,899,746
Total liabilities and shareholders’ equity	$16,532,853	$13,322,313

SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

Condensed statements of income (loss) and comprehensive income (loss)

	For the Years Ended June 30,
	2026	2025	2024
Operating income (loss)
Equity income (loss) of subsidiaries	$1,159,390	$(424,939)	$2,446,103
General and administrative expenses	(827,325)	(5,304,727)	(4,832)
Total operating income (loss)	332,065	(5,729,666)	2,441,271

Foreign exchange gain	93,476	16,986	503
Net income (loss)	$425,541	$(5,712,680)	$2,441,774

Other comprehensive income (loss)
Foreign currency translation adjustment	446,492	120,680	(31,462)
Total comprehensive income (loss)	$872,033	$(5,592,000)	$2,410,312

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

Condensed statements of cash flows

	For the Years Ended June 30,
	2026	2025	2024
Cash flows used in operating activities	$(220,835)	$(1,581,748)	$(3,710)
Cash flows used in investing activities	-	(2,617,293)	-
Cash flows generated from financing activities	400,000	4,187,707	50,000
Effect of exchange rate changes	(96,016)	(9,545)	17
Net increase (decrease) in cash	83,149	(20,879)	46,307
Cash at beginning of the year	25,428	46,307	-
Cash at the end of the year	$108,577	$25,428	$46,307